Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12 – Commitments and Contingencies

Consulting Agreement – the Company entered into a consulting agreement effective June 1, 2021, with a company owned by Mr. Dab, the Company’s former CEO, for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. Additionally, this company shall be paid $3,500 per month until the agreement expires.

Concentration of Credit Risk - Credit risk with respect to accounts receivable is generally low due to the nature of the customers comprising the customer base and the significant related party component. The Company does not require collateral or other security to support customer receivables. However, the Company continually monitors and evaluates its client acceptance and collection procedures to minimize potential credit risks associated with its accounts receivable and establishes an allowance for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is not material to the condensed consolidated financial statements.

The Company maintains its cash balances in high-credit-quality financial institutions. The Company’s cash balances may, at times, exceed the deposit insurance limits provided by the Federal Deposit Insurance Corp.

Guarantees

Certain subsidiaries of the Company have guaranteed debt obligations of their former Parent. As part of the transaction with the Company, the former Parent received a release of guarantees from certain institutional lenders and has been working to settle other debt obligations where certain subsidiaries of the Company remain a guarantor. In September 2021, the former Parent entered into a settlement agreement, as more fully disclosed in the Legal Matters below, that is expected to reduce any risk related to previous guarantees that were provided in that matter. The Company believes that any risk associated with previous guarantees is now minimal and immaterial.

Legal Matters

From time to time, the Company may be involved in a variety of claims, lawsuits, investigations and proceedings related to contractual disputes, employment matters, regulatory and compliance matters, intellectual property rights and other litigation arising in the ordinary course of business. The Company operates in a highly regulated industry which may inherently lend itself to legal matters. Management is aware that litigation has associated costs and that results of adverse litigation verdicts could have a material effect on the Company’s condensed consolidated financial position or results of operations. Management, in consultation with legal counsel, has addressed known assertions and predicted unasserted claims below.

P2P Staffing Corp. received a judgment against HTS during 2018 in the amount of $58,783 for amounts owed. As of December 31, 2021 and June 30, 2021, $10,464 was outstanding and owed for this judgment and included in accounts payable at each respective balance sheet date.

Two former employees of CollabRx, Inc., one of the acquired subsidiaries, filed suits in a California state court against the former Parent, Rennova, and CollabRx, Inc., in connection with amounts claimed to be owed under their respective employment agreements with CollabRx, Inc. One former employee received a judgment for approximately $253,000. The other former employee received a judgment for approximately $173,000.

ClinLab, Medical Mime and HTS, as well as the former Parent, Rennova and many of its subsidiaries, were defendants in a case filed in Broward County Circuit Court by TCA Global Credit Master Fund, L.P. The plaintiff alleged a breach by Medytox Solutions, Inc. of its obligations under a debenture and claimed damages in excess of $2,000,000 plus interest, costs and fees. The other entities were sued as alleged guarantors of the debenture. In May 2020, the SEC appointed a Receiver to close down the TCA Global Master Fund, L.P. In September 2021, the parties entered into a settlement agreement with the Receiver to pay $500,000 as full and final settlement of all claims in this matter. Subject to Rennova abiding by the terms of the settlement agreement, InnovaQor does not believe it has any risk or liability in this matter. The Company has not recorded any liability for this obligation as it expects Rennova to complete payments per its settlement agreement. Regardless of the going concern disclosure in Rennova’s filings, Rennova has succeeded in securing additional capital when required and has paid $300,000 of the $500,000 settlement at this time.

CTI Consulting LLC filed suit against Health Technology Solutions, Inc. in September 2021 claiming approximately $45,000 as owed for services provided. The Company has agreed to pay $5,000 per month until the obligation is satisfied.

Note 13 – Commitments and Contingencies

Consulting Agreement – the Company entered into a consulting agreement effective June 1, 2021, with a company owned by the Company’s former CEO for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. Additionally, this company shall be paid $3,500 per month until the agreement expires.

Concentration of Credit Risk - Credit risk with respect to accounts receivable is generally low due to the nature of the customers comprising the customer base and the significant related party component. The Company does not require collateral or other security to support customer receivables. However, the Company continually monitors and evaluates its client acceptance and collection procedures to minimize potential credit risks associated with its accounts receivable and establishes an allowance for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is not material to the consolidated financial statements.

The Company maintains its cash balances in high-credit-quality financial institutions. The Company’s cash balances may, at times, exceed the deposit insurance limits provided by the Federal Deposit Insurance Corp.

Guarantees

Certain entities of the Company have cross guaranteed debt obligations of their former Parent. As part of the acquisition transaction with the Company, the former Parent received a release of guarantees from certain institutional lenders and has been working to settle other debt obligations where certain entities of the Company remain a cross guarantor. In September 2021, a settlement agreement was entered into, as more fully disclosed in the Legal Matters below, that is expected to remove any risk related to previous cross guarantees that were provided in that matter. The Company believes that any risk associated with previous cross guarantees is now minimal and immaterial.

Legal Matters

From time to time, the Company may be involved in a variety of claims, lawsuits, investigations and proceedings related to contractual disputes, employment matters, regulatory and compliance matters, intellectual property rights and other litigation arising in the ordinary course of business. The Company operates in a highly regulated industry which may inherently lend itself to legal matters. Management is aware that litigation has associated costs and that results of adverse litigation verdicts could have a material effect on the Company’s consolidated financial position or results of operations. Management, in consultation with legal counsel, has addressed known assertions and predicted unasserted claims below.

P2P Staffing Corp. received a judgment against HTS during 2018 in the amount of $58,783 for amounts owed. As of June 30, 2021 and 2020, $10,464 was outstanding and owed for this judgment and included in accounts payable at each respective balance sheet date.

Two former employees of CollabRx, Inc., one of the acquired subsidiaries, filed suits in a California state court against the former Parent, Rennova, and CollabRx, Inc., in connection with amounts claimed to be owed under their respective employment agreements with CollabRx, Inc. One former employee received a judgment for approximately $253,000. The other former employee received a judgment for approximately $173,000.

ClinLab, Medical Mime and HTS, as well as the former Parent, Rennova and many of its subsidiaries, were defendants in a case filed in Broward County Circuit Court by TCA Global Credit Master Fund, L.P. The plaintiff alleged a breach by Medytox Solutions, Inc. of its obligations under a debenture and claimed damages in excess of $2,000,000 plus interest, costs and fees. The other entities were sued as alleged guarantors of the debenture. In May 2020, the SEC appointed a Receiver to close down the TCA Global Master Fund, L.P. In September 2021, the parties entered into a settlement agreement with the Receiver to pay $500,000 as full and final settlement of all claims in this matter. Subject to Rennova abiding by the terms of the settlement agreement, InnovaQor does not believe it has any risk or liability in this matter. The Company has not recorded any liability for this obligation as it expects Rennova to complete payments per its settlement agreement. Regardless of the going concern disclosure in Rennova’s filings, Rennova has succeeded in securing additional capital when required and has paid $300,000 of the $500,000 settlement.

CTI Consulting LLC filed suit against Health Technology Solutions, Inc. in September 2021, claiming approximately $45,000 as owed for services provided. The Company has agreed to pay $5,000 per month until the obligation is satisfied.